Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

August 31, 2019

ETF-QTLY-1019
1.805775.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.8%
	Shares	Value
COMMUNICATION SERVICES - 14.5%
Diversified Telecommunication Services - 0.1%
Atn International, Inc.	4,016	$228,189
B Communications Ltd. (a)	9,515	11,228
Cogent Communications Group, Inc.	3,985	242,647
Frontier Communications Corp. (a)(b)	172,977	138,468
GCI Liberty, Inc. (a)	16,378	1,019,367
Iridium Communications, Inc. (a)(b)	20,295	490,733
		2,130,632
Entertainment - 1.7%
Activision Blizzard, Inc.	106,246	5,376,048
Electronic Arts, Inc. (a)	43,223	4,049,131
NetEase, Inc. ADR	11,129	2,837,895
Netflix, Inc. (a)	59,480	17,472,250
Take-Two Interactive Software, Inc. (a)	16,526	2,180,936
Viacom, Inc.:
Class A	7,908	215,651
Class B (non-vtg.)	53,819	1,344,399
Zynga, Inc. (a)	144,872	827,219
		34,303,529
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (a)	40,926	48,723,631
Class C (a)	48,183	57,246,222
ANGI Homeservices, Inc. Class A (a)(b)	20,820	161,563
Baidu.com, Inc. sponsored ADR (a)	39,120	4,086,866
CarGurus, Inc. Class A (a)(b)	17,744	578,809
Facebook, Inc. Class A (a)	331,222	61,497,989
IAC/InterActiveCorp (a)	13,996	3,563,941
Liberty TripAdvisor Holdings, Inc. (a)	26,806	234,284
Match Group, Inc. (b)	14,788	1,254,022
Momo, Inc. ADR	22,570	830,125
SINA Corp. (a)	10,318	424,792
TripAdvisor, Inc. (a)	23,494	892,537
TrueCar, Inc. (a)	32,640	129,254
Weibo Corp. sponsored ADR (a)(b)	12,619	522,048
Yandex NV Series A (a)	50,683	1,880,339
YY, Inc. ADR (a)	5,301	302,952
Zillow Group, Inc.:
Class A (a)(b)	8,498	290,377
Class C (a)(b)	20,115	692,559
		183,312,310
Media - 3.1%
AMC Networks, Inc. Class A (a)	9,780	474,330
Charter Communications, Inc. Class A (a)	31,609	12,946,730
Comcast Corp. Class A	621,862	27,523,612
Criteo SA sponsored ADR (a)	8,042	156,176
Discovery Communications, Inc.:
Class A(a)(b)	26,315	726,294
Class C (non-vtg.) (a)	54,808	1,426,652
DISH Network Corp. Class A (a)(b)	31,746	1,065,396
Fox Corp.:
Class A	47,989	1,591,795
Class B	36,437	1,195,134
Liberty Broadband Corp.:
Class A (a)	4,219	441,940
Class C (a)	25,722	2,712,128
Liberty Global PLC:
Class A (a)(b)	29,550	789,576
Class C (a)	75,742	1,978,381
Liberty Latin America Ltd.:
Class A (a)	7,382	121,212
Class C (a)	17,271	284,799
Liberty Media Corp.:
Liberty Braves Class C (a)	13,934	382,628
Liberty Formula One Group Series C (a)	38,222	1,595,386
Liberty SiriusXM Series A (a)	20,899	846,201
Liberty SiriusXM Series C (a)	29,601	1,208,017
Loral Space & Communications Ltd. (a)	8,009	296,253
News Corp.:
Class A	63,764	876,755
Class B	32,738	463,570
Nexstar Broadcasting Group, Inc. Class A	7,496	741,279
Scholastic Corp.	12,731	446,476
Sinclair Broadcast Group, Inc. Class A (b)	9,780	435,895
Sirius XM Holdings, Inc. (b)	639,893	3,948,140
VisionChina Media, Inc. ADR (a)(c)	436	0
		64,674,755
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	13,565	174,582
Gogo, Inc. (a)(b)	19,366	77,851
Millicom International Cellular SA	13,708	700,753
Shenandoah Telecommunications Co.	11,226	354,068
T-Mobile U.S., Inc. (a)	119,120	9,297,316
VEON Ltd. sponsored ADR	171,409	447,377
Vodafone Group PLC sponsored ADR	79,681	1,499,596
		12,551,543

TOTAL COMMUNICATION SERVICES		296,972,769

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.2%
Dorman Products, Inc. (a)	5,923	421,007
Fox Factory Holding Corp. (a)(b)	9,390	676,456
Gentex Corp.	53,276	1,417,142
Gentherm, Inc. (a)	10,504	385,497
The Goodyear Tire & Rubber Co.	38,146	437,535
		3,337,637
Automobiles - 0.3%
Tesla, Inc. (a)(b)	23,917	5,395,914
Distributors - 0.1%
Core-Mark Holding Co., Inc.	14,027	454,335
LKQ Corp. (a)	56,237	1,477,346
Pool Corp.	6,639	1,303,767
		3,235,448
Diversified Consumer Services - 0.1%
Career Education Corp. (a)	25,652	526,123
Frontdoor, Inc. (a)	11,032	566,383
Grand Canyon Education, Inc. (a)	8,906	1,118,594
Houghton Mifflin Harcourt Co. (a)	36,855	219,287
Strategic Education, Inc.	2,112	357,414
Weight Watchers International, Inc. (a)(b)	9,212	276,268
		3,064,069
Hotels, Restaurants & Leisure - 1.8%
Bloomin' Brands, Inc.	20,255	365,400
Caesars Entertainment Corp. (a)	96,203	1,107,297
Churchill Downs, Inc.	5,729	706,157
Cracker Barrel Old Country Store, Inc. (b)	3,015	498,681
Dave & Buster's Entertainment, Inc. (b)	10,052	432,739
Denny's Corp. (a)	21,697	511,832
Dunkin' Brands Group, Inc.	13,457	1,109,395
Eldorado Resorts, Inc. (a)(b)	11,084	426,845
Empire Resorts, Inc. (a)(b)	11,109	107,535
Extended Stay America, Inc. unit	28,240	396,772
Golden Entertainment, Inc. (a)(b)	9,856	139,758
Huazhu Group Ltd. ADR (b)	27,063	893,891
International Speedway Corp. Class A	8,373	376,952
Jack in the Box, Inc.	4,458	380,357
Marriott International, Inc. Class A	45,674	5,757,664
Melco Crown Entertainment Ltd. sponsored ADR	30,010	624,208
Monarch Casino & Resort, Inc. (a)	6,719	298,189
Papa John's International, Inc. (b)	5,889	293,037
Penn National Gaming, Inc. (a)	16,755	321,193
Playa Hotels & Resorts NV (a)	34,786	281,419
Ruth's Hospitality Group, Inc.	11,806	229,627
Scientific Games Corp. Class A (a)	11,325	209,286
Starbucks Corp.	170,705	16,483,275
Texas Roadhouse, Inc. Class A	11,873	610,985
The Cheesecake Factory, Inc. (b)	8,129	308,821
The Stars Group, Inc. (a)(b)	38,974	592,192
Wendy's Co.	32,997	725,934
Wingstop, Inc.	8,123	813,681
Wynn Resorts Ltd.	12,922	1,423,358
		36,426,480
Household Durables - 0.4%
Cavco Industries, Inc. (a)	2,358	432,622
Garmin Ltd.	29,128	2,375,971
GoPro, Inc. Class A (a)(b)	14,431	55,848
Helen of Troy Ltd. (a)	3,957	607,439
iRobot Corp. (a)(b)	5,573	344,467
LGI Homes, Inc. (a)(b)	4,373	356,443
Newell Brands, Inc.	60,552	1,005,163
Roku, Inc. Class A (a)	13,218	2,000,676
Sonos, Inc. (b)	4,938	71,700
Universal Electronics, Inc. (a)	5,221	235,728
		7,486,057
Internet & Direct Marketing Retail - 7.7%
Amazon.com, Inc. (a)	68,226	121,189,162
Baozun, Inc. sponsored ADR (a)(b)	6,797	311,031
CNOVA NV (a)(b)	49,959	164,722
Ctrip.com International Ltd. ADR (a)	63,448	2,054,446
eBay, Inc.	135,437	5,456,757
Etsy, Inc. (a)	24,776	1,307,925
Expedia, Inc.	24,986	3,250,679
Groupon, Inc. (a)	74,909	185,774
JD.com, Inc. sponsored ADR (a)	116,750	3,560,875
Liberty Interactive Corp. QVC Group Series A (a)	60,534	648,319
MakeMyTrip Ltd. (a)(b)	14,641	336,304
MercadoLibre, Inc. (a)	6,538	3,887,495
PetMed Express, Inc. (b)	7,398	116,888
Pinduoduo, Inc. ADR (a)	40,854	1,338,786
Shutterfly, Inc. (a)	7,614	387,400
Stamps.com, Inc. (a)	2,950	189,862
The Booking Holdings, Inc. (a)	6,220	12,231,070
The RealReal, Inc. (b)	12,038	157,337
		156,774,832
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	15,509	93,209
Hasbro, Inc.	19,273	2,129,088
Mattel, Inc. (a)(b)	61,440	602,112
		2,824,409
Media - 0.0%
iQIYI, Inc. ADR (a)(b)	49,199	899,850
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	32,187	3,267,946
Ollie's Bargain Outlet Holdings, Inc. (a)	11,877	658,580
		3,926,526
Specialty Retail - 0.9%
Ascena Retail Group, Inc. (a)(b)	82,461	20,525
Bed Bath & Beyond, Inc. (b)	9,204	89,003
Conn's, Inc. (a)	6,471	130,455
Five Below, Inc. (a)	9,323	1,145,517
Michaels Companies, Inc. (a)	33,252	188,539
Monro, Inc.	8,442	656,112
National Vision Holdings, Inc. (a)	11,357	322,085
O'Reilly Automotive, Inc. (a)	11,223	4,306,938
Office Depot, Inc.	48,685	63,291
Rent-A-Center, Inc.	16,142	412,105
Ross Stores, Inc.	51,968	5,509,128
Sleep Number Corp. (a)	12,066	504,841
The Children's Place Retail Stores, Inc. (b)	3,561	310,697
Tractor Supply Co.	19,921	2,029,551
Ulta Beauty, Inc. (a)	8,861	2,106,526
Urban Outfitters, Inc. (a)	21,838	511,228
		18,306,541
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	13,989	1,312,028
Crocs, Inc. (a)	21,224	473,295
Fossil Group, Inc. (a)(b)	9,556	122,317
G-III Apparel Group Ltd. (a)	12,417	254,673
Hexindai, Inc. ADR (b)	24,427	46,411
lululemon athletica, Inc. (a)	19,720	3,641,692
Steven Madden Ltd.	20,163	669,815
		6,520,231

TOTAL CONSUMER DISCRETIONARY		248,197,994

CONSUMER STAPLES - 4.0%
Beverages - 1.6%
Coca-Cola Bottling Co. Consolidated	2,191	737,513
MGP Ingredients, Inc. (b)	4,860	234,106
Monster Beverage Corp. (a)	76,886	4,510,902
National Beverage Corp. (b)	7,268	297,261
PepsiCo, Inc.	188,918	25,830,758
		31,610,540
Food & Staples Retailing - 1.3%
Andersons, Inc.	9,195	210,749
Casey's General Stores, Inc.	6,044	1,014,485
Costco Wholesale Corp.	60,866	17,940,862
PriceSmart, Inc.	7,312	441,864
SpartanNash Co.	10,667	114,884
Sprouts Farmers Market LLC (a)	26,749	480,145
Walgreens Boots Alliance, Inc.	132,287	6,771,772
		26,974,761
Food Products - 1.0%
Beyond Meat, Inc. (b)	7,932	1,329,641
Bridgford Foods Corp. (a)	2,929	98,092
Cal-Maine Foods, Inc. (b)	5,539	224,551
Calavo Growers, Inc. (b)	4,872	431,903
Hostess Brands, Inc. Class A (a)(b)	27,917	391,396
J&J Snack Foods Corp.	2,664	514,312
Lancaster Colony Corp.	3,638	530,784
Mondelez International, Inc.	204,954	11,317,560
Pilgrim's Pride Corp. (a)	35,636	1,110,418
Sanderson Farms, Inc.	3,551	531,301
SunOpta, Inc. (a)	38,387	88,514
The Hain Celestial Group, Inc. (a)(b)	12,075	230,029
The Kraft Heinz Co.	165,687	4,228,332
		21,026,833
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,331	248,564
WD-40 Co.	3,551	647,347
		895,911
Personal Products - 0.0%
Inter Parfums, Inc.	8,527	548,201

TOTAL CONSUMER STAPLES		81,056,246

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
CSI Compressco LP	20,780	61,093
Geospace Technologies Corp. (a)	5,108	62,522
KLX Energy Services Holdings, Inc. (a)	3,579	35,897
Mammoth Energy Services, Inc.	12,196	44,393
NCS Multistage Holdings, Inc. (a)	19,416	41,939
Patterson-UTI Energy, Inc.	31,578	273,150
RigNet, Inc. (a)	13,062	102,406
Smart Sand, Inc. (a)(b)	47,929	113,592
		734,992
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)	211,148	110,198
Alliance Resource Partners LP	20,109	311,086
Alta Mesa Resources, Inc. Class A (a)(b)	383,882	37,045
Amplify Energy Corp. New warrants 5/4/22 (a)	322	5
Berry Petroleum Corp.	16,019	127,992
Blueknight Energy Partners LP	29,615	37,019
Carrizo Oil & Gas, Inc. (a)	10,471	86,805
Centennial Resource Development, Inc. Class A (a)	49,870	240,373
Clean Energy Fuels Corp. (a)	83,603	166,370
Diamondback Energy, Inc.	25,663	2,517,027
Extraction Oil & Gas, Inc. (a)(b)	182,493	735,447
Golar LNG Ltd.	18,282	214,082
Golar LNG Partners LP	12,556	123,174
Green Plains, Inc.	15,574	127,863
Gulfport Energy Corp. (a)	14,237	34,169
Hongli Clean Energy Technologies Corp. (a)(c)	225	0
Martin Midstream Partners LP	22,924	79,317
National Energy Services Reunited Corp. (a)(b)	16,493	126,336
Nextdecade Corp. (a)	32,882	184,468
PDC Energy, Inc. (a)	11,788	375,448
Rosehill Resources, Inc. (a)	9,119	14,134
StealthGas, Inc. (a)	12,872	40,547
Tellurian, Inc. (a)(b)	32,086	209,522
Viper Energy Partners LP	6,448	186,799
		6,085,226

TOTAL ENERGY		6,820,218

FINANCIALS - 5.8%
Banks - 2.3%
1st Source Corp.	7,532	334,195
Ameris Bancorp	9,827	345,812
BancFirst Corp.	8,486	456,292
Bank OZK	13,041	336,458
Banner Corp.	8,568	461,901
BOK Financial Corp.	14,281	1,087,355
Boston Private Financial Holdings, Inc.	24,359	258,693
Bridge Bancorp, Inc.	8,210	220,931
Brookline Bancorp, Inc., Delaware	23,874	335,191
Camden National Corp.	6,751	279,896
Cathay General Bancorp	11,564	383,809
Centerstate Banks of Florida, Inc.	22,293	504,268
City Holding Co.	4,913	365,282
Columbia Banking Systems, Inc.	14,193	489,800
Commerce Bancshares, Inc.	21,969	1,253,771
Community Trust Bancorp, Inc.	6,626	257,751
ConnectOne Bancorp, Inc.	11,912	243,958
CVB Financial Corp.	25,727	529,204
Eagle Bancorp, Inc.	6,010	244,847
East West Bancorp, Inc.	27,193	1,118,448
Enterprise Bancorp, Inc.	1,990	57,571
Enterprise Financial Services Corp.	7,854	309,605
Farmers & Merchants Bancorp, Inc.	739	18,904
Fifth Third Bancorp	134,085	3,546,548
First Bancorp, North Carolina	9,455	333,005
First Busey Corp.	13,354	327,173
First Citizens Bancshares, Inc.	2,233	992,792
First Financial Bancorp, Ohio	8,500	199,070
First Financial Bankshares, Inc. (b)	29,536	904,392
First Financial Corp., Indiana	5,734	232,800
First Hawaiian, Inc.	29,123	748,461
First Internet Bancorp	6,854	138,588
First Merchants Corp.	4,019	143,559
First Midwest Bancorp, Inc., Delaware	11,160	214,272
First of Long Island Corp.	8,479	184,503
Flushing Financial Corp.	10,858	209,451
Fulton Financial Corp. (b)	28,594	456,074
German American Bancorp, Inc.	8,743	266,924
Glacier Bancorp, Inc. (b)	17,273	685,565
Great Southern Bancorp, Inc.	5,534	311,786
Grupo Financiero Galicia SA sponsored ADR	5,241	56,812
Hancock Whitney Corp.	12,434	436,558
Hanmi Financial Corp.	10,981	196,670
HarborOne Bancorp, Inc.	26,059	259,548
Heartland Financial U.S.A., Inc.	8,259	361,166
Home Bancshares, Inc. (b)	27,645	489,869
Hope Bancorp, Inc.	12,938	173,499
Howard Bancorp, Inc. (a)	6,052	89,509
Huntington Bancshares, Inc.	208,865	2,767,461
IBERIABANK Corp.	6,902	476,169
Independent Bank Corp., Massachusetts	9,904	669,609
Independent Bank Group, Inc.	12,204	596,898
International Bancshares Corp.	15,457	550,115
Investar Holding Corp.	1,452	33,715
Investors Bancorp, Inc.	41,256	457,942
Lakeland Bancorp, Inc.	16,762	249,419
Lakeland Financial Corp.	7,564	320,184
LegacyTexas Financial Group, Inc.	6,245	252,298
Live Oak Bancshares, Inc. (b)	11,700	209,898
Mid Penn Bancorp, Inc.	2,473	59,970
NBT Bancorp, Inc.	12,268	429,012
Old National Bancorp, Indiana	19,916	334,589
Opus Bank	11,280	234,173
Pacific Premier Bancorp, Inc.	12,137	357,556
PacWest Bancorp	18,697	637,194
People's Utah Bancorp	8,668	229,702
Peoples Financial Services Corp.	512	22,922
Peoples United Financial, Inc.	51,402	738,647
Pinnacle Financial Partners, Inc.	10,437	549,717
Popular, Inc.	15,420	810,629
Preferred Bank, Los Angeles	5,391	269,334
Premier Financial Bancorp, Inc.	920	14,260
Renasant Corp.	4,512	147,948
Republic Bancorp, Inc., Kentucky Class A	7,485	317,738
S&T Bancorp, Inc.	10,153	347,436
Sandy Spring Bancorp, Inc.	10,526	352,410
Seacoast Banking Corp., Florida (a)	14,676	342,538
ServisFirst Bancshares, Inc.	12,860	390,944
Signature Bank	8,181	954,314
Simmons First National Corp. Class A	16,442	394,608
South State Corp.	5,576	410,282
Southside Bancshares, Inc.	11,003	362,329
Stock Yards Bancorp, Inc.	8,288	300,854
SVB Financial Group (a)	9,031	1,757,613
Tcf Financial Corp.	22,349	861,777
Texas Capital Bancshares, Inc. (a)	7,954	428,562
The First Bancorp, Inc.	938	23,825
TowneBank	6,422	168,706
Trico Bancshares	8,241	291,402
Trustmark Corp.	5,613	183,433
UMB Financial Corp.	9,178	571,973
Umpqua Holdings Corp.	41,613	653,740
Union Bankshares Corp.	6,249	225,651
United Bankshares, Inc., West Virginia	17,451	643,593
United Community Bank, Inc.	10,462	276,301
Univest Corp. of Pennsylvania	11,234	284,333
Valley National Bancorp	46,355	487,191
Veritex Holdings, Inc.	11,068	261,205
Washington Trust Bancorp, Inc.	6,053	280,859
WesBanco, Inc.	11,325	387,542
Westamerica Bancorp.	7,252	446,796
Wintrust Financial Corp.	11,346	712,869
Zions Bancorp NA (b)	32,200	1,323,098
		47,715,819
Capital Markets - 1.8%
BGC Partners, Inc. Class A	59,025	301,028
Blucora, Inc. (a)	15,039	339,581
Carlyle Group LP	23,436	533,872
CME Group, Inc.	51,193	11,123,727
Diamond Hill Investment Group, Inc.	1,395	188,186
E*TRADE Financial Corp.	47,951	2,001,475
GTY Govtech, Inc. (a)(b)	16,782	105,055
LPL Financial	18,110	1,357,345
MarketAxess Holdings, Inc.	7,182	2,855,707
Morningstar, Inc.	8,672	1,401,222
Northern Trust Corp.	39,501	3,473,323
Reebonz Holding Ltd. (a)(b)	22,173	41,685
SEI Investments Co.	28,876	1,660,659
T. Rowe Price Group, Inc.	42,751	4,729,116
TD Ameritrade Holding Corp.	91,842	4,078,703
The NASDAQ OMX Group, Inc.	29,826	2,977,828
WisdomTree Investments, Inc. (b)	33,412	160,712
		37,329,224
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	2,931	1,326,717
Encore Capital Group, Inc. (a)(b)	5,868	216,529
First Cash Financial Services, Inc.	6,218	613,903
Navient Corp.	45,818	583,721
PRA Group, Inc. (a)	10,366	353,895
SLM Corp.	118,962	1,004,039
World Acceptance Corp. (a)	2,780	369,462
		4,468,266
Diversified Financial Services - 0.0%
GDS Holdings Ltd. ADR (a)(b)	13,838	558,225
Insurance - 1.1%
American National Insurance Co.	4,869	555,407
Amerisafe, Inc.	6,580	452,046
Arch Capital Group Ltd. (a)	61,773	2,440,034
Brighthouse Financial, Inc. (a)	16,705	589,018
Cincinnati Financial Corp.	25,785	2,900,555
eHealth, Inc. (a)	9,746	811,939
Enstar Group Ltd. (a)	2,388	426,545
Erie Indemnity Co. Class A	9,205	2,018,749
Fanhua, Inc. ADR	11,330	308,743
James River Group Holdings Ltd.	9,937	489,695
Kinsale Capital Group, Inc.	7,005	688,101
National General Holdings Corp.	17,784	419,347
National Western Life Group, Inc.	1,115	287,469
Principal Financial Group, Inc.	45,940	2,444,927
Safety Insurance Group, Inc.	4,849	467,638
Selective Insurance Group, Inc.	8,900	708,707
State Auto Financial Corp.	13,244	423,411
Trupanion, Inc. (a)(b)	11,510	277,276
United Fire Group, Inc.	8,016	362,003
United Insurance Holdings Corp.	17,085	200,236
Willis Group Holdings PLC	19,612	3,882,588
		21,154,434
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	86,820	1,291,013
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	4,916	229,036
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	37,543	505,704
HomeStreet, Inc. (a)	10,598	279,469
Kearny Financial Corp.	25,730	323,683
LendingTree, Inc. (a)(b)	1,792	555,681
Meridian Bancorp, Inc. Maryland	17,625	308,085
Meta Financial Group, Inc.	9,156	283,012
NMI Holdings, Inc. (a)	20,129	570,456
Northfield Bancorp, Inc.	18,354	284,854
Northwest Bancshares, Inc.	27,700	437,937
OceanFirst Financial Corp.	14,803	311,159
TFS Financial Corp.	57,780	1,011,728
Trustco Bank Corp., New York	35,470	272,055
United Financial Bancorp, Inc. New	18,322	229,025
Washington Federal, Inc.	10,127	360,521
WMI Holdings Corp. (a)	14,785	130,256
WSFS Financial Corp. (b)	15,650	645,093
		6,508,718

TOTAL FINANCIALS		119,254,735

HEALTH CARE - 9.4%
Biotechnology - 5.5%
AC Immune SA (a)	20,834	108,753
ACADIA Pharmaceuticals, Inc. (a)	19,800	547,668
Acceleron Pharma, Inc. (a)	12,474	560,207
Acorda Therapeutics, Inc. (a)	12,327	39,816
ADMA Biologics, Inc. (a)(b)	55,929	250,562
Adverum Biotechnologies, Inc. (a)	35,598	367,727
Agios Pharmaceuticals, Inc. (a)(b)	8,660	328,647
Aimmune Therapeutics, Inc. (a)(b)	15,506	316,167
Akebia Therapeutics, Inc. (a)	16,848	69,582
Alder Biopharmaceuticals, Inc. (a)	16,421	146,968
Alexion Pharmaceuticals, Inc. (a)	31,321	3,155,904
Alkermes PLC (a)	24,331	510,464
Allakos, Inc. (a)(b)	3,360	297,226
Allogene Therapeutics, Inc.	16,240	442,215
Alnylam Pharmaceuticals, Inc. (a)	14,441	1,165,244
AMAG Pharmaceuticals, Inc. (a)(b)	7,070	77,204
Amarin Corp. PLC ADR (a)(b)	49,750	745,753
Amgen, Inc.	86,041	17,949,873
Amicus Therapeutics, Inc. (a)	29,738	294,109
AnaptysBio, Inc. (a)	4,583	186,299
Anika Therapeutics, Inc. (a)(b)	6,137	348,336
Apellis Pharmaceuticals, Inc. (a)	30,664	892,322
Aravive, Inc. (a)	6,078	36,346
Arbutus Biopharma Corp. (a)(b)	27,838	38,138
Arena Pharmaceuticals, Inc. (a)	10,600	560,634
Argenx SE ADR (a)	1,827	240,159
ArQule, Inc. (a)	46,413	415,860
Arrowhead Pharmaceuticals, Inc. (a)(b)	20,468	699,392
Ascendis Pharma A/S sponsored ADR (a)	7,383	827,117
Assembly Biosciences, Inc. (a)	7,168	81,070
Atara Biotherapeutics, Inc. (a)	10,546	142,371
Audentes Therapeutics, Inc. (a)	9,422	293,024
AVEO Pharmaceuticals, Inc. (a)	157,203	107,857
AVROBIO, Inc. (a)	8,073	157,262
BeiGene Ltd. ADR (a)(b)	5,007	719,756
Bellicum Pharmaceuticals, Inc. (a)(b)	31,290	36,296
Biogen, Inc. (a)	27,305	6,000,274
BioMarin Pharmaceutical, Inc. (a)	26,772	2,009,506
bluebird bio, Inc. (a)(b)	7,391	763,564
Blueprint Medicines Corp. (a)	7,848	601,706
Bridgebio Pharma, Inc.	16,775	511,302
CareDx, Inc. (a)	9,395	214,394
Celgene Corp. (a)	91,866	8,892,629
China Biologic Products Holdings, Inc. (a)	4,171	418,226
Clovis Oncology, Inc. (a)(b)	37,874	212,473
Coherus BioSciences, Inc. (a)(b)	16,392	363,738
Corvus Pharmaceuticals, Inc. (a)	18,922	64,524
CRISPR Therapeutics AG (a)(b)	9,356	432,341
Cytokinetics, Inc. (a)	13,954	196,054
CytomX Therapeutics, Inc. (a)	10,102	88,696
Deciphera Pharmaceuticals, Inc. (a)	15,794	573,006
Denali Therapeutics, Inc. (a)(b)	35,243	634,374
Dicerna Pharmaceuticals, Inc. (a)	19,865	276,124
Eagle Pharmaceuticals, Inc. (a)	5,889	332,081
Editas Medicine, Inc. (a)(b)	10,670	264,936
Enanta Pharmaceuticals, Inc. (a)	5,250	370,388
Epizyme, Inc. (a)	7,640	99,091
Esperion Therapeutics, Inc. (a)(b)	4,117	150,847
Exact Sciences Corp. (a)	18,518	2,207,716
Exelixis, Inc. (a)	41,254	818,892
Fate Therapeutics, Inc. (a)	16,831	274,682
FibroGen, Inc. (a)	15,422	688,747
Genomic Health, Inc. (a)	11,531	883,966
Gilead Sciences, Inc.	173,633	11,032,641
Global Blood Therapeutics, Inc. (a)	8,310	382,094
GlycoMimetics, Inc. (a)(b)	37,865	126,090
Grifols SA ADR	31,340	667,542
Gritstone Oncology, Inc. (b)	8,145	82,427
Halozyme Therapeutics, Inc. (a)	27,446	453,408
ImmunoGen, Inc. (a)	158,840	432,045
Immunomedics, Inc. (a)(b)	28,162	360,474
Incyte Corp. (a)	25,835	2,113,820
Inovio Pharmaceuticals, Inc. (a)(b)	45,117	97,453
Insmed, Inc. (a)	12,564	206,552
Intellia Therapeutics, Inc. (a)(b)	10,716	152,060
Intercept Pharmaceuticals, Inc. (a)	3,603	231,241
Intrexon Corp. (a)(b)	72,603	424,002
Ionis Pharmaceuticals, Inc. (a)	21,613	1,366,158
Iovance Biotherapeutics, Inc. (a)(b)	49,037	1,030,267
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	30,883	287,521
Karyopharm Therapeutics, Inc. (a)(b)	64,398	556,399
La Jolla Pharmaceutical Co. (a)(b)	40,673	389,241
Lexicon Pharmaceuticals, Inc. (a)(b)	22,975	30,327
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	3,101	281,912
General CVR (a)	1,530	9
Glucagon CVR (a)	1,530	77
rights (a)	1,530	8
TR Beta CVR (a)	1,530	367
Macrogenics, Inc. (a)	13,896	199,269
Madrigal Pharmaceuticals, Inc. (a)(b)	2,335	216,455
Magenta Therapeutics, Inc. (a)	4,566	47,167
Marker Therapeutics, Inc. (a)(b)	18,064	93,391
Mirati Therapeutics, Inc. (a)	6,164	505,263
Moderna, Inc. (b)	44,422	698,758
Momenta Pharmaceuticals, Inc. (a)	14,772	186,570
Myriad Genetics, Inc. (a)	18,017	423,940
Natera, Inc. (a)	17,780	585,851
Neoleukin Therapeutics, Inc. (a)	4,454	14,876
Neurocrine Biosciences, Inc. (a)	17,288	1,718,773
Novavax, Inc. (a)(b)	37,052	221,200
Novelion Therapeutics, Inc. (a)	43,474	29,562
Opko Health, Inc. (a)(b)	74,497	137,074
Polarityte, Inc. (a)(b)	19,263	71,466
Portola Pharmaceuticals, Inc. (a)(b)	4,613	134,054
Proteostasis Therapeutics, Inc. (a)(b)	83,493	63,396
PTC Therapeutics, Inc. (a)	11,991	534,439
Puma Biotechnology, Inc. (a)	4,437	47,698
Ra Pharmaceuticals, Inc. (a)	26,786	728,579
Regeneron Pharmaceuticals, Inc. (a)	15,398	4,466,190
REGENXBIO, Inc. (a)	8,828	304,478
Repligen Corp. (a)	12,143	1,126,992
Retrophin, Inc. (a)	13,372	168,353
Rigel Pharmaceuticals, Inc. (a)	193,217	326,537
Rocket Pharmaceuticals, Inc. (a)(b)	19,030	206,476
Rubius Therapeutics, Inc. (a)(b)	28,704	266,373
Sage Therapeutics, Inc. (a)(b)	6,922	1,188,300
Sangamo Therapeutics, Inc. (a)	17,831	194,358
Sarepta Therapeutics, Inc. (a)	11,134	1,003,730
Scholar Rock Holding Corp. (a)(b)	12,112	128,266
Seattle Genetics, Inc. (a)	24,896	1,808,445
Seres Therapeutics, Inc. (a)	32,463	130,826
Sorrento Therapeutics, Inc. (a)(b)	46,371	97,843
Spark Therapeutics, Inc. (a)(b)	6,144	598,487
Spectrum Pharmaceuticals, Inc. (a)	26,358	193,468
Synlogic, Inc. (a)	12,225	34,108
T2 Biosystems, Inc. (a)(b)	52,187	69,409
The Medicines Company (a)	14,454	606,490
Tobira Therapeutics, Inc. rights (a)(c)	1,750	13,860
Translate Bio, Inc. (a)	12,858	116,751
Ultragenyx Pharmaceutical, Inc. (a)(b)	7,569	412,283
uniQure B.V. (a)(b)	15,398	835,342
United Therapeutics Corp. (a)	6,910	570,490
Verastem, Inc. (a)(b)	104,915	132,193
Vertex Pharmaceuticals, Inc. (a)	35,573	6,403,851
Viking Therapeutics, Inc. (a)(b)	14,237	98,947
Voyager Therapeutics, Inc. (a)	28,521	509,670
Xencor, Inc. (a)	13,448	501,341
ZIOPHARM Oncology, Inc. (a)(b)	22,898	114,261
		111,490,639
Health Care Equipment & Supplies - 1.8%
Abiomed, Inc. (a)	7,570	1,461,540
Align Technology, Inc. (a)	11,572	2,118,949
Atrion Corp.	503	390,906
AxoGen, Inc. (a)(b)	9,908	157,042
Cardiovascular Systems, Inc. (a)	12,855	622,568
CONMED Corp.	7,543	760,108
Dentsply Sirona, Inc.	37,936	1,978,362
DexCom, Inc. (a)	14,793	2,538,627
Heska Corp. (a)	2,260	158,629
Hologic, Inc. (a)	48,619	2,400,320
ICU Medical, Inc. (a)	2,977	481,530
IDEXX Laboratories, Inc. (a)	11,627	3,368,807
Inogen, Inc. (a)	3,695	171,337
Insulet Corp. (a)	10,294	1,587,026
Integra LifeSciences Holdings Corp. (a)	12,222	733,564
Intuitive Surgical, Inc. (a)	15,889	8,124,681
iRhythm Technologies, Inc. (a)(b)	6,730	512,288
Lantheus Holdings, Inc. (a)	8,164	177,649
LeMaitre Vascular, Inc.	7,918	250,684
LivaNova PLC (a)	7,853	609,628
Masimo Corp. (a)	7,540	1,155,505
Meridian Bioscience, Inc.	18,086	166,934
Merit Medical Systems, Inc. (a)	10,051	349,574
Natus Medical, Inc. (a)	15,122	418,577
Neogen Corp. (a)	10,304	726,638
Novocure Ltd. (a)	15,720	1,428,319
NuVasive, Inc. (a)	8,098	514,385
OraSure Technologies, Inc. (a)	20,761	137,023
Orthofix International NV (a)	5,592	284,297
Quidel Corp. (a)	8,856	558,371
Tactile Systems Technology, Inc. (a)(b)	5,393	272,023
Tandem Diabetes Care, Inc. (a)	10,492	759,936
Varex Imaging Corp. (a)	11,178	294,540
Wright Medical Group NV (a)(b)	18,039	376,113
		36,046,480
Health Care Providers & Services - 0.4%
Acadia Healthcare Co., Inc. (a)(b)	15,116	399,969
Amedisys, Inc. (a)	7,300	939,583
BioTelemetry, Inc. (a)	11,261	446,499
Corvel Corp. (a)	6,333	533,429
Covetrus, Inc. (a)(b)	18,917	251,407
G1 Therapeutics, Inc. (a)(b)	8,759	317,952
Guardant Health, Inc.	13,212	1,156,446
HealthEquity, Inc. (a)	10,684	634,202
Henry Schein, Inc. (a)	19,151	1,180,085
LHC Group, Inc. (a)	3,260	386,310
Magellan Health Services, Inc. (a)	4,067	256,262
National Research Corp. Class A	9,182	587,923
OptiNose, Inc. (a)(b)	33,295	255,040
Patterson Companies, Inc.	7,307	122,173
Premier, Inc. (a)	8,824	311,134
Surgery Partners, Inc. (a)(b)	8,279	53,317
The Ensign Group, Inc.	15,169	756,933
Tivity Health, Inc. (a)(b)	13,365	244,045
		8,832,709
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	17,961	163,086
Cerner Corp.	44,059	3,036,106
HMS Holdings Corp. (a)	24,364	890,017
Inovalon Holdings, Inc. Class A (a)(b)	21,298	360,362
Medidata Solutions, Inc. (a)	10,101	925,050
NantHealth, Inc. (a)(b)	29,951	14,508
Nextgen Healthcare, Inc. (a)	23,265	330,596
Omnicell, Inc. (a)(b)	10,535	756,413
		6,476,138
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	11,472	215,559
Adaptive Biotechnologies Corp. (b)	17,657	897,858
Bio-Techne Corp.	7,487	1,434,285
Bruker Corp.	25,833	1,115,211
ICON PLC (a)	8,615	1,328,347
Illumina, Inc. (a)	20,631	5,804,326
Luminex Corp.	15,792	323,736
Medpace Holdings, Inc. (a)	10,890	881,110
NeoGenomics, Inc. (a)	35,306	881,944
Pacific Biosciences of California, Inc. (a)	36,008	199,844
PRA Health Sciences, Inc. (a)(b)	9,136	903,002
Syneos Health, Inc. (a)	16,995	892,747
		14,877,969
Pharmaceuticals - 0.7%
Aerie Pharmaceuticals, Inc. (a)	9,891	214,239
Akcea Therapeutics, Inc. (a)(b)	14,665	308,845
Akorn, Inc. (a)	69,431	200,656
Amphastar Pharmaceuticals, Inc. (a)	15,861	356,238
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
AstraZeneca PLC rights (a)(c)	1,845	0
Athenex, Inc. (a)(b)	14,542	214,204
Axsome Therapeutics, Inc. (a)	10,437	265,622
BeyondSpring, Inc. (a)(b)	5,051	91,171
Clementia Pharmaceuticals, Inc. rights 12/31/99 (a)(c)	20,215	27,290
Corcept Therapeutics, Inc. (a)(b)	22,601	284,999
Cronos Group, Inc. (a)	25,519	281,564
Dermira, Inc. (a)	34,622	277,322
Dova Pharmaceuticals, Inc. (a)	7,873	118,016
Endo International PLC (a)	23,091	54,726
Evolus, Inc. (a)(b)	16,108	277,702
GW Pharmaceuticals PLC ADR (a)(b)	4,341	618,202
Horizon Pharma PLC (a)	30,334	838,128
Innoviva, Inc. (a)	22,323	258,724
Intersect ENT, Inc. (a)	9,559	156,576
Intra-Cellular Therapies, Inc. (a)	11,592	99,228
Jazz Pharmaceuticals PLC (a)	9,844	1,261,509
Melinta Therapeutics, Inc. (a)(b)	53,383	120,112
Mylan NV (a)	63,120	1,228,946
MyoKardia, Inc. (a)	7,441	400,103
Nektar Therapeutics (a)	24,776	435,314
ObsEva SA (a)	7,220	70,251
Omeros Corp. (a)(b)	7,984	147,624
Pacira Biosciences, Inc. (a)	7,585	282,465
Paratek Pharmaceuticals, Inc. (a)(b)	16,620	62,159
Provention Bio, Inc. (a)(b)	25,239	233,208
Reata Pharmaceuticals, Inc. (a)(b)	6,309	486,424
Revance Therapeutics, Inc. (a)	11,578	122,727
Rhythm Pharmaceuticals, Inc. (a)(b)	17,314	389,911
Sanofi SA sponsored ADR	36,896	1,584,683
Supernus Pharmaceuticals, Inc. (a)	11,481	310,331
TherapeuticsMD, Inc. (a)(b)	47,908	138,454
Theravance Biopharma, Inc. (a)	15,156	333,887
Tilray, Inc. Class 2 (a)(b)	11,277	289,481
Tricida, Inc. (a)(b)	14,940	521,257
WAVE Life Sciences (a)(b)	7,204	165,692
Zogenix, Inc. (a)	16,427	701,269
		14,229,259

TOTAL HEALTH CARE		191,953,194

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	2,864	147,582
Axon Enterprise, Inc. (a)(b)	12,014	720,480
Elbit Systems Ltd.	8,026	1,244,191
Kratos Defense & Security Solutions, Inc. (a)	26,319	525,590
Mercury Systems, Inc. (a)	9,974	854,074
		3,491,917
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	17,522	353,944
Atlas Air Worldwide Holdings, Inc. (a)	7,184	185,706
C.H. Robinson Worldwide, Inc. (b)	21,805	1,842,304
Expeditors International of Washington, Inc.	27,046	1,922,971
Forward Air Corp.	8,080	503,384
Hub Group, Inc. Class A (a)	10,000	430,600
		5,238,909
Airlines - 0.4%
Allegiant Travel Co.	3,270	464,307
American Airlines Group, Inc.	63,689	1,675,658
Hawaiian Holdings, Inc.	9,253	225,866
JetBlue Airways Corp. (a)	47,004	814,109
Ryanair Holdings PLC sponsored ADR (a)	17,859	1,023,321
SkyWest, Inc.	10,621	608,158
United Continental Holdings, Inc. (a)	43,263	3,647,504
		8,458,923
Building Products - 0.1%
AAON, Inc. (b)	22,820	1,094,675
American Woodmark Corp. (a)	2,321	191,181
Apogee Enterprises, Inc.	6,751	249,314
Builders FirstSource, Inc. (a)	10,084	196,134
Caesarstone Sdot-Yam Ltd.	4,300	64,457
Gibraltar Industries, Inc. (a)	9,780	393,841
Patrick Industries, Inc. (a)	6,994	252,763
Universal Forest Products, Inc.	4,899	191,551
		2,633,916
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	13,808	628,264
Cimpress NV (a)(b)	5,665	649,719
Cintas Corp.	14,380	3,793,444
Copart, Inc. (a)	35,903	2,706,727
Healthcare Services Group, Inc. (b)	8,317	187,548
Herman Miller, Inc.	25,009	1,057,381
Interface, Inc.	16,991	187,751
Kimball International, Inc. Class B	15,820	277,641
Matthews International Corp. Class A	8,408	246,438
McGrath RentCorp.	7,318	468,572
Mobile Mini, Inc.	11,545	360,897
SP Plus Corp. (a)	8,761	302,342
Stericycle, Inc. (a)(b)	10,354	464,791
Tetra Tech, Inc.	6,283	509,677
U.S. Ecology, Inc.	6,340	384,014
		12,225,206
Construction & Engineering - 0.0%
Aegion Corp. (a)	13,435	265,207
Primoris Services Corp.	14,531	283,936
		549,143
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)(b)	43,902	197,846
Encore Wire Corp.	6,632	358,062
Sunrun, Inc. (a)	28,151	431,555
TPI Composites, Inc. (a)(b)	10,141	178,887
		1,166,350
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	28,603	1,929,844
Raven Industries, Inc.	10,456	305,002
		2,234,846
Machinery - 0.5%
Altra Industrial Motion Corp.	8,685	225,723
Astec Industries, Inc.	2,635	72,726
Chart Industries, Inc. (a)	7,962	500,332
Columbus McKinnon Corp. (NY Shares)	7,973	258,086
Franklin Electric Co., Inc.	20,293	930,434
Kornit Digital Ltd. (a)(b)	7,908	223,085
Lincoln Electric Holdings, Inc.	9,428	778,376
Middleby Corp. (a)	8,566	939,348
Nordson Corp. (b)	8,602	1,169,528
Omega Flex, Inc.	3,932	331,074
PACCAR, Inc.	47,271	3,099,087
RBC Bearings, Inc. (a)	2,818	449,556
Sun Hydraulics Corp.	17,392	744,204
TriMas Corp. (a)	14,017	411,819
Woodward, Inc.	8,072	870,565
		11,003,943
Marine - 0.0%
Golden Ocean Group Ltd. (b)	46,611	288,989
Star Bulk Carriers Corp. (a)(b)	26,631	278,827
		567,816
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	6,981	502,143
CoStar Group, Inc. (a)	6,246	3,840,478
Exponent, Inc.	5,778	409,602
Forrester Research, Inc.	6,885	240,080
Huron Consulting Group, Inc. (a)	7,906	483,926
ICF International, Inc.	5,905	499,917
Kelly Services, Inc. Class A (non-vtg.)	12,124	293,522
Verisk Analytics, Inc.	22,168	3,581,019
		9,850,687
Road & Rail - 0.9%
AMERCO	2,809	987,701
ArcBest Corp.	8,944	264,832
Avis Budget Group, Inc. (a)	13,458	333,355
CSX Corp.	112,688	7,552,350
Heartland Express, Inc.	23,894	491,500
J.B. Hunt Transport Services, Inc.	14,388	1,554,480
Landstar System, Inc.	5,393	601,427
Lyft, Inc. (b)	46,673	2,285,577
Marten Transport Ltd.	16,708	328,646
Old Dominion Freight Lines, Inc.	12,684	2,077,132
Saia, Inc. (a)	6,753	577,652
Universal Logistics Holdings, Inc.	11,828	247,797
Werner Enterprises, Inc. (b)	10,040	328,107
		17,630,556
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	5,778	184,203
BMC Stock Holdings, Inc. (a)	20,136	512,058
Fastenal Co.	74,974	2,295,704
H&E Equipment Services, Inc.	7,045	171,123
HD Supply Holdings, Inc. (a)	27,642	1,075,550
Rush Enterprises, Inc. Class A	9,848	355,611
		4,594,249

TOTAL INDUSTRIALS		79,646,461

INFORMATION TECHNOLOGY - 32.8%
Communications Equipment - 1.7%
Acacia Communications, Inc. (a)	10,329	651,243
ADTRAN, Inc.	16,858	173,132
Cisco Systems, Inc.	585,976	27,429,537
CommScope Holding Co., Inc. (a)	27,941	300,086
EchoStar Holding Corp. Class A (a)	8,211	346,915
Extreme Networks, Inc. (a)	11,950	79,826
F5 Networks, Inc. (a)	9,200	1,184,316
Finisar Corp. (a)	25,041	566,177
InterDigital, Inc.	5,034	247,522
Ituran Location & Control Ltd.	8,800	226,512
Lumentum Holdings, Inc. (a)	13,726	765,362
NETGEAR, Inc. (a)	8,277	287,377
NetScout Systems, Inc. (a)	14,572	322,770
Radware Ltd. (a)	15,499	378,951
Sierra Wireless, Inc. (a)	8,553	92,378
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	76,048	596,216
ViaSat, Inc. (a)	8,767	695,486
Viavi Solutions, Inc. (a)	42,872	595,492
		34,939,298
Electronic Equipment & Components - 1.0%
Avnet, Inc.	17,688	740,950
Cardtronics PLC (a)(b)	9,827	291,076
Casa Systems, Inc. (a)	28,128	162,017
CDW Corp.	23,316	2,692,998
Cognex Corp. (b)	27,615	1,244,884
Coherent, Inc. (a)	2,848	412,846
ePlus, Inc. (a)	4,526	369,865
Flextronics International Ltd. (a)	64,232	618,554
FLIR Systems, Inc.	23,299	1,147,942
Hollysys Automation Technologies Ltd.	17,278	270,401
II-VI, Inc. (a)(b)	11,094	416,136
Insight Enterprises, Inc. (a)	9,914	476,467
IPG Photonics Corp. (a)	7,611	941,709
Itron, Inc. (a)	12,838	891,599
Littelfuse, Inc.	3,555	554,829
MTS Systems Corp.	6,173	351,059
National Instruments Corp.	25,310	1,063,020
Novanta, Inc. (a)	8,836	662,700
OSI Systems, Inc. (a)	5,728	601,497
PC Connection, Inc.	9,896	348,636
Plexus Corp. (a)	8,659	495,381
Sanmina Corp. (a)	18,520	535,228
ScanSource, Inc. (a)	9,433	266,577
Tech Data Corp. (a)	5,625	521,606
Trimble, Inc. (a)	44,506	1,669,865
TTM Technologies, Inc. (a)	29,043	309,598
Zebra Technologies Corp. Class A (a)	8,729	1,789,707
		19,847,147
IT Services - 3.4%
Akamai Technologies, Inc. (a)	29,110	2,594,574
Amdocs Ltd.	24,830	1,607,494
Automatic Data Processing, Inc.	61,006	10,361,259
Carbonite, Inc. (a)	10,825	130,441
Cass Information Systems, Inc.	5,834	295,200
Cognizant Technology Solutions Corp. Class A	81,567	5,007,398
CSG Systems International, Inc.	9,534	513,692
Endurance International Group Holdings, Inc. (a)	41,167	207,482
Euronet Worldwide, Inc. (a)	6,975	1,068,152
ExlService Holdings, Inc. (a)	8,867	600,296
Fiserv, Inc. (a)	97,196	10,394,140
Jack Henry & Associates, Inc.	14,134	2,048,865
ManTech International Corp. Class A	5,405	379,863
MongoDB, Inc. Class A (a)(b)	6,000	913,860
NIC, Inc.	22,962	478,069
Okta, Inc. (a)	16,328	2,065,492
Paychex, Inc.	48,029	3,923,969
PayPal Holdings, Inc. (a)	159,378	17,380,171
Presidio, Inc.	26,815	429,576
QIWI PLC Class B sponsored ADR	10,693	259,840
Sabre Corp.	41,935	991,343
Sykes Enterprises, Inc. (a)	13,406	388,774
Ttec Holdings, Inc.	12,869	603,685
Tucows, Inc. (a)(b)	4,846	244,529
VeriSign, Inc. (a)	19,290	3,932,267
Virtusa Corp. (a)	8,863	320,309
Wix.com Ltd. (a)	7,929	1,112,042
		68,252,782
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Energy Industries, Inc. (a)	6,317	326,210
Advanced Micro Devices, Inc. (a)	157,785	4,962,338
Ambarella, Inc. (a)	6,779	378,743
Amkor Technology, Inc. (a)	24,777	216,799
Analog Devices, Inc.	50,431	5,538,837
Applied Materials, Inc.	132,776	6,375,904
ASML Holding NV (b)	10,926	2,432,237
Axcelis Technologies, Inc. (a)	9,782	149,762
Broadcom, Inc.	54,224	15,325,871
Brooks Automation, Inc.	18,049	601,573
Cabot Microelectronics Corp.	4,581	571,022
Canadian Solar, Inc. (a)	20,663	483,308
Ceva, Inc. (a)	4,629	145,397
Cirrus Logic, Inc. (a)	6,067	325,434
Cree, Inc. (a)	16,363	702,464
Cypress Semiconductor Corp.	59,015	1,357,935
Diodes, Inc. (a)	14,119	516,049
Entegris, Inc.	24,386	1,044,452
First Solar, Inc. (a)	13,301	825,593
FormFactor, Inc. (a)	25,365	433,488
Himax Technologies, Inc. sponsored ADR (a)(b)	17,953	33,034
Intel Corp.	601,094	28,497,867
KLA-Tencor Corp.	22,667	3,352,449
Kulicke & Soffa Industries, Inc.	18,445	384,209
Lam Research Corp.	22,212	4,675,848
Marvell Technology Group Ltd.	109,453	2,623,588
Maxim Integrated Products, Inc.	39,294	2,143,095
Mellanox Technologies Ltd. (a)	8,771	938,936
Microchip Technology, Inc. (b)	31,176	2,691,424
Micron Technology, Inc. (a)	162,150	7,340,531
MKS Instruments, Inc.	8,338	652,782
Monolithic Power Systems, Inc.	6,533	983,608
Nova Measuring Instruments Ltd. (a)(b)	11,462	317,497
NVIDIA Corp.	83,603	14,004,339
NXP Semiconductors NV	48,610	4,965,025
ON Semiconductor Corp. (a)	74,179	1,320,386
Power Integrations, Inc. (b)	3,701	329,463
Qorvo, Inc. (a)	19,771	1,412,243
Qualcomm, Inc.	161,383	12,550,756
Rambus, Inc. (a)	30,502	382,495
Semtech Corp. (a)	14,817	621,869
Silicon Laboratories, Inc. (a)	8,099	882,791
Silicon Motion Technology Corp. sponsored ADR	9,664	311,857
Skyworks Solutions, Inc.	25,598	1,926,761
SolarEdge Technologies, Inc. (a)	8,019	656,916
SunPower Corp. (a)	18,376	230,068
Synaptics, Inc. (a)(b)	8,392	268,712
Teradyne, Inc.	25,707	1,361,700
Texas Instruments, Inc.	125,847	15,573,566
Tower Semiconductor Ltd. (a)	11,896	226,381
Universal Display Corp.	7,238	1,487,192
Xilinx, Inc.	35,004	3,642,516
Xperi Corp.	8,853	162,187
		159,665,507
Software - 12.0%
2U, Inc. (a)	10,974	196,215
ACI Worldwide, Inc. (a)	23,091	687,650
Adobe, Inc. (a)	65,891	18,746,648
Alarm.com Holdings, Inc. (a)	11,814	562,346
ANSYS, Inc. (a)	15,240	3,147,974
Aspen Technology, Inc. (a)	13,872	1,847,750
Atlassian Corp. PLC (a)	18,921	2,545,064
Autodesk, Inc. (a)	30,020	4,287,456
Benefitfocus, Inc. (a)(b)	10,715	279,876
Blackbaud, Inc. (b)	9,704	882,773
BlackLine, Inc. (a)	12,849	654,400
Bottomline Technologies, Inc. (a)	9,963	410,874
Cadence Design Systems, Inc. (a)	37,406	2,561,563
Carbon Black, Inc. (a)	9,782	255,310
CDK Global, Inc.	24,704	1,066,225
Check Point Software Technologies Ltd. (a)	23,095	2,487,332
Citrix Systems, Inc.	20,181	1,876,429
CommVault Systems, Inc. (a)	7,245	314,216
Cornerstone OnDemand, Inc. (a)	13,571	707,999
Coupa Software, Inc. (a)	11,765	1,634,511
CyberArk Software Ltd. (a)	8,596	965,675
Descartes Systems Group, Inc. (Canada) (a)	18,770	665,705
DocuSign, Inc. (a)(b)	23,240	1,085,076
Dropbox, Inc. Class A (a)	28,149	503,867
Ebix, Inc. (b)	5,997	212,414
Everbridge, Inc. (a)(b)	8,817	760,025
FireEye, Inc. (a)(b)	20,079	269,661
Five9, Inc. (a)	14,782	934,370
Fortinet, Inc. (a)	30,960	2,451,413
Intuit, Inc.	36,055	10,396,820
j2 Global, Inc.	10,381	878,233
LivePerson, Inc. (a)(b)	19,085	758,438
LogMeIn, Inc.	10,322	689,922
Magic Software Enterprises Ltd.	7,553	71,376
Manhattan Associates, Inc. (a)	12,572	1,038,824
Microsoft Corp.	1,055,468	145,506,804
MicroStrategy, Inc. Class A (a)	2,957	423,709
Mimecast Ltd. (a)	14,730	602,899
Monotype Imaging Holdings, Inc.	14,854	293,367
NICE Systems Ltd. sponsored ADR (a)	8,966	1,374,040
Nuance Communications, Inc. (a)	47,766	802,946
Nutanix, Inc. Class A (a)(b)	21,680	525,306
Open Text Corp.	49,849	1,950,304
Parametric Technology Corp. (a)	21,790	1,426,591
Paylocity Holding Corp. (a)	10,455	1,141,895
Pegasystems, Inc.	15,213	1,067,192
Progress Software Corp.	12,430	469,605
Proofpoint, Inc. (a)	8,019	911,039
Qualys, Inc. (a)(b)	7,999	636,880
Rapid7, Inc. (a)	13,057	701,030
RealPage, Inc. (a)	13,531	861,519
Sapiens International Corp. NV	24,920	467,250
Splunk, Inc. (a)	25,042	2,800,196
SPS Commerce, Inc. (a)	10,331	522,129
SS&C Technologies Holdings, Inc.	42,819	1,995,794
StoneCo Ltd. Class A (a)(b)	15,515	466,691
SurveyMonkey	14,506	242,830
Symantec Corp.	85,147	1,979,668
Synopsys, Inc. (a)	22,412	3,178,246
Talend SA ADR (a)(b)	7,641	310,912
Tenable Holdings, Inc. (a)	7,856	179,117
The Trade Desk, Inc. (a)(b)	5,568	1,368,447
TiVo Corp.	14,140	106,474
Upwork, Inc. (b)	14,910	215,599
Varonis Systems, Inc. (a)	7,307	499,214
Verint Systems, Inc. (a)	11,842	631,060
Workday, Inc. Class A (a)	20,743	3,677,319
Zscaler, Inc. (a)(b)	20,248	1,391,848
		245,562,350
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	635,889	132,735,470
Cray, Inc. (a)	15,658	546,934
Logitech International SA (b)	32,339	1,317,491
NetApp, Inc.	36,117	1,735,783
Seagate Technology LLC	48,523	2,436,340
Stratasys Ltd. (a)(b)	14,345	341,698
Western Digital Corp.	38,939	2,230,037
		141,343,753

TOTAL INFORMATION TECHNOLOGY		669,610,837

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	7,892	3,417
Amyris, Inc. (a)(b)	31,867	120,457
Balchem Corp.	3,294	292,474
Innophos Holdings, Inc.	4,270	119,944
Innospec, Inc.	6,754	561,798
Loop Industries, Inc. (a)(b)	4,923	69,660
Methanex Corp.	15,668	507,910
		1,675,660
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	12,470	371,107
Metals & Mining - 0.2%
Ferroglobe Representation& Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	4,352	384,847
Pan American Silver Corp. (b)	27,885	514,478
Royal Gold, Inc.	10,155	1,354,474
Schnitzer Steel Industries, Inc. Class A	10,284	227,688
SSR Mining, Inc. (a)	27,113	445,367
Steel Dynamics, Inc.	35,626	961,902
		3,888,756
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	23,910	287,876

TOTAL MATERIALS		6,223,399

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Brookfield Property REIT, Inc. Class A	10,664	200,696
CareTrust (REIT), Inc.	25,714	611,736
CIM Commercial Trust Corp.	18,356	367,120
CyrusOne, Inc.	16,191	1,189,391
Equinix, Inc.	12,132	6,748,789
Gaming & Leisure Properties	39,009	1,526,032
Government Properties Income Trust	6,943	188,225
Hospitality Properties Trust (SBI)	23,205	560,169
Industrial Logistics Properties Trust	9,309	199,120
Lamar Advertising Co. Class A	13,761	1,054,781
Potlatch Corp.	10,231	393,689
Regency Centers Corp.	25,632	1,653,520
Retail Opportunity Investments Corp.	28,619	501,119
Sabra Health Care REIT, Inc.	20,342	439,794
SBA Communications Corp. Class A	16,200	4,251,366
Senior Housing Properties Trust (SBI)	41,080	348,769
Uniti Group, Inc.	28,108	207,718
		20,442,034
Real Estate Management & Development - 0.2%
Brookfield Property Partners LP	69,975	1,317,615
Colliers International Group, Inc.	8,298	559,682
Cresud S.A.C.I.F. y A. sponsored ADR	10,023	56,530
FirstService Corp.	8,215	853,456
Newmark Group, Inc.	27,390	237,745
Redfin Corp. (a)(b)	2,970	50,163
		3,075,191

TOTAL REAL ESTATE		23,517,225

UTILITIES - 0.5%
Electric Utilities - 0.4%
Alliant Energy Corp.	40,011	2,098,577
MGE Energy, Inc. (b)	8,927	677,113
Otter Tail Corp.	10,702	541,735
Xcel Energy, Inc.	75,675	4,859,849
		8,177,274
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	18,830	447,966
Pattern Energy Group, Inc.	24,204	657,139
		1,105,105
Water Utilities - 0.0%
Connecticut Water Service, Inc.	4,892	343,125
Middlesex Water Co.	6,930	423,007
		766,132

TOTAL UTILITIES		10,048,511

TOTAL COMMON STOCKS
(Cost $1,213,085,544)		1,733,301,589
	Principal Amount	Value

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 2.41% to 2.48% 9/12/19 (d)
(Cost $15,188,696)	15,200,000	15,192,922
	Shares	Value

Money Market Funds - 18.4%
Fidelity Cash Central Fund 2.13% (e)	293,514,601	$293,573,304
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	83,120,586	83,128,898
TOTAL MONEY MARKET FUNDS
(Cost $376,699,134)		376,702,202
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $1,604,973,374)		2,125,196,713
NET OTHER ASSETS (LIABILITIES) - (4.0)%(g)		(81,772,672)
NET ASSETS - 100%		$2,043,424,041

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	2,015	Sept. 2019	$309,937,225	$4,778,947	$4,778,947

The notional amount of futures purchased as a percentage of Net Assets is 15.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,192,922.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $291,734 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,835,083
Fidelity Securities Lending Cash Central Fund	961,020
Total	$5,796,103

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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